MAINSTAY GROUP OF FUNDS

MainStay Income Builder Fund

MainStay MacKay Government Fund

MainStay MacKay Total Return Bond Fund

MainStay MacKay Unconstrained Bond Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated October 18, 2018 (“Supplement”) to:

MainStay Fixed Income and Mixed Asset Funds Prospectus, Summary Prospectuses, and Statement of Additional
Information (“SAI”), each dated February 28, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus, Summary Prospectuses and SAI.

1.	Effective immediately, Stephen R. Cianci, CFA and Neil Moriarty, III will join the portfolio management teams for each of the Funds. Except for this change and the change described immediately below, the portfolio management teams for each Fund will remain the same.

2.	Louis N. Cohen will no longer serve as a portfolio manager for the Funds on or about December 31, 2018. All references to Mr. Cohen will be deleted at that time.

3.	The table in the sections entitled “Management” of the Prospectus and Summary Prospectuses with respect to each Fund is amended to include the following:

MacKay Shields, LLC	Stephen R. Cianci, Senior Managing Director Neil Moriarty, III, Senior Managing Director	Since October 2018 Since October 2018

4.	In the section of the Prospectus entitled “Know With Whom You Are Investing,” the subsection entitled “Portfolio Manager Biographies” is amended to include the following:

Stephen R. Cianci, CFA	Stephen Cianci is a Senior Managing Director and Senior Portfolio Manager for the Global Fixed Income team of MacKay Shields LLC. He has managed the MainStay Income Builder Fund, MainStay MacKay Government Fund, MainStay MacKay Total Return Bond Fund and MainStay MacKay Unconstrained Bond Fund since October 2018. Prior to joining MacKay Shields in 2018, Mr. Cianci was with Aberdeen for seven years where his responsibilities included Head of US Core Plus and Opportunistic fixed income on the North American Fixed Income team. Before joining with Aberdeen, Mr. Cianci worked as Co-Head of Core and Core Plus fixed income strategies, lead portfolio manager for Short Duration products and the Head of Structured Products at Logan Circle Partners. Previously, Mr. Cianci held similar roles as a Senior Vice President and Senior Portfolio Manager at Delaware Investments. He is an adjunct professor of finance and a member of the Business Advisory Council at Widener University.
Neil Moriarty, III	Neil Moriarty, III is a Senior Managing Director and Senior Portfolio Manager for the Global Fixed Income Team of MacKay Shields LLC. He has managed the MainStay Income Builder Fund, MainStay MacKay Government Fund, MainStay MacKay Total Return Bond Fund and MainStay MacKay Unconstrained Bond Fund since October 2018. Prior to joining MacKay Shields in 2018, Mr. Moriarty was with Aberdeen via the 2005 acquisition of Deutsche Asset Management’s London and Philadelphia Fixed income businesses. While at Aberdeen, his responsibilities included Head of US Core, Structured Products and Co-Head of US Core Short Duration. Mr. Moriarty joined Deutsche in 2002 from Swarthmore/Cypress Capital Management where he worked in fixed income portfolio management. Previously, Mr. Moriarty worked for Chase Securities in fixed income trading and research. Prior to that, Mr. Moriarty worked for Paine Webber in fixed income trading and research. Mr. Moriarty has been working in the investment industry since 1987.

5.	The SAI section entitled “Portfolio Managers” is amended as follows:

a.	The table beginning on page 91 is amended to include the following:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Stephen R. Cianci*	MainStay Income Builder Fund, MainStay MacKay Government Fund, MainStay MacKay Total Return Bond Fund, MainStay MacKay Unconstrained Bond Fund	0	13 Accounts $2,403,646,622	102 Accounts $16,939,606,094	0	0 Accounts $0	1 Accounts $1,325,510,710
Neil Moriarty, III*	MainStay Income Builder Fund, MainStay MacKay Government Fund, MainStay MacKay Total Return Bond Fund, MainStay MacKay Unconstrained Bond Fund	0	13 Accounts $2,403,646,622	102 Accounts $16,939,606,094	0	0 Accounts $0	1Accounts $1,325,510,710

*The information presented for Messrs. Stephen R. Cianci, CFA and Neil Moriarty, III is as of August 31, 2018.

b.	The table beginning on page 96 is amended to include the following:

PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
Stephen R. Cianci*	MainStay Income Builder Fund MainStay MacKay Government Fund MainStay MacKay Total Return Bond Fund MainStay MacKay Unconstrained Bond Fund	None	None	None
Neil Moriarty, III*	MainStay Income Builder Fund MainStay MacKay Government Fund MainStay MacKay Total Return Bond Fund MainStay MacKay Unconstrained Bond Fund	None	None	None

*The information presented for Messrs. Stephen R. Cianci, CFA and Neil Moriarty, III is as of August 31, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.